Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of operating segment information

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Total segment revenue	47,308,592	54,625,847	6,429,763	6,271,017	2,151,676	2,154,951	8,228,583	9,573,927	(2,574,340)	(2,064,746)	61,544,274	70,560,996
Inter-segment revenue	(251,950)	(352,233)	(144,986)	(168,764)	(160,730)	(123,015)	(2,016,674)	(1,420,734)	2,574,340	2,064,746	—	—
Revenues from external customers	47,056,642	54,273,614	6,284,777	6,102,253	1,990,946	2,031,936	6,211,909	8,153,193	—	—	61,544,274	70,560,996
Adjusted EBITDA	19,888,347	24,770,715	3,263,535	3,047,283	1,061,780	1,286,400	787,953	792,538	(61,863)	(95,226)	24,939,752	29,801,710
IFRS 9 impairment loss provision	(338,375)	(487,677)	(34,265)	(13,679)	(34,799)	(19,282)	(1,266)	(1,864)	—	—	(408,705)	(522,502)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Total segment revenue	54,625,847	54,799,961	6,271,017	5,722,387	2,154,951	2,042,264	9,573,927	8,627,817	(2,064,746)	(1,689,664)	70,560,996	69,502,765
Inter-segment revenue	(352,233)	(322,867)	(168,764)	(198,233)	(123,015)	(32,914)	(1,420,734)	(1,135,650)	2,064,746	1,689,664	—	—
Revenues from external customers	54,273,614	54,477,094	6,102,253	5,524,154	2,031,936	2,009,350	8,153,193	7,492,167	—	—	70,560,996	69,502,765
Adjusted EBITDA	24,770,715	24,725,401	3,047,283	2,628,467	1,286,400	1,243,799	792,538	788,500	(95,226)	(119,099)	29,801,710	29,267,068
IFRS 9 impairment loss provision	(487,677)	(714,207)	(13,679)	(6,764)	(19,282)	(123,483)	(1,864)	(1,297)	—	—	(522,502)	(845,751)

	31 December	31 December	31 December
	2022	2021	2020
Profit for the period	4,174,749	4,330,581	4,508,466
Add/(Less):
Income tax expense	(1,615,297)	572,320	919,742
Finance income	(2,488,913)	(7,020,529)	(5,266,058)
Finance costs	7,630,882	13,369,520	8,274,974
Other income	(231,013)	(227,604)	(140,944)
Other expenses	902,726	1,234,219	1,657,083
Monetary (gain) loss	(4,713,822)	(2,915,848)	534,673
Depreciation and amortization	21,597,374	20,575,152	18,758,198
Share of loss/(gain) of equity accounted investees	(316,934)	(116,101)	20,934
Consolidated adjusted EBITDA	24,939,752	29,801,710	29,267,068

Summary of Geographical Information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2022	2021	2020
Revenues
Turkiye	55,259,493	64,458,713	63,976,147
Ukraine	4,807,505	4,652,353	4,025,909
Belarus	934,675	834,964	883,793
Turkish Republic of Northern Cyprus	518,935	582,418	550,844
Netherlands	23,666	32,548	64,521
Germany	—	—	1,551
	61,544,274	70,560,996	69,502,765

Non-current assets
Turkiye	85,880,431	88,359,223	84,384,532
Ukraine	7,678,128	12,745,754	9,076,810
Belarus	746,265	810,199	592,076
Turkish Republic of Northern Cyprus	987,144	724,345	745,661
Unallocated non-current assets	401,294	92,587	342,622
	95,693,262	102,732,108	95,141,701